Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Description of operating lease commitment	The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2026 and 2027.
Weighted average remaining lease term	1 year 8 months 15 days
Weighted average discount rate	3.53%
Operating lease costs	$ 413,949	$ 437,665	$ 446,149
Short term lease costs	57,722	59,570	54,867
Operating lease liabilities	446,098	$ 445,424	$ 419,855
Settlement fine amount				$ 450,000
Settlement fine year				3 years
Installment plan fee				$ 38,250
Market access customers period				2 years
FINRA [Member]
Commitments and Contingencies [Line Items]
Payable amount	$ 83,700